Financial Instruments and Related Risk Management - Summary of Maturity Analysis of Financial Liabilities and Gross Settled Derivative Contracts (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Short-term debt	$ 159	$ 976
Payables and accrued charges	8,058	7,437
Long-term debt, including current portion	9,742	$ 8,708
Carrying amount [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Short-term debt	159
Payables and accrued charges	5,781
Long-term debt, including current portion	10,061
Lease liabilities, including current portion	1,140
Derivatives	48
Carrying amount of liability	17,189
Gross Carrying amount [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Payables and accrued charges	5,781
Lease liabilities, including current portion	1,305
Carrying amount of liability	23,088
Short-term debt, contractual cash flows	159
Current portion of long-term debt and Long-term debt, contractual cash flows	15,795
Derivatives	48
Not later than one year [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Payables and accrued charges	5,781
Not later than one year [Member] | Gross Carrying amount [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Lease liabilities, including current portion	281
Carrying amount of liability	6,694
Short-term debt, contractual cash flows	159
Current portion of long-term debt and Long-term debt, contractual cash flows	434
Derivatives	39
Later than one year and not later than three years [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Payables and accrued charges	0
Later than one year and not later than three years [Member] | Gross Carrying amount [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Lease liabilities, including current portion	408
Carrying amount of liability	2,795
Short-term debt, contractual cash flows	0
Current portion of long-term debt and Long-term debt, contractual cash flows	2,378
Derivatives	9
Later than three years and not later than five years [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Payables and accrued charges	0
Later than three years and not later than five years [Member] | Gross Carrying amount [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Lease liabilities, including current portion	233
Carrying amount of liability	2,731
Short-term debt, contractual cash flows	0
Current portion of long-term debt and Long-term debt, contractual cash flows	2,498
Derivatives	0
Over 5 years [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Payables and accrued charges	0
Over 5 years [Member] | Gross Carrying amount [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Lease liabilities, including current portion	383
Carrying amount of liability	10,868
Short-term debt, contractual cash flows	0
Current portion of long-term debt and Long-term debt, contractual cash flows	10,485
Derivatives	$ 0